Note 22 Customer Deposits (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	[3]	Dec. 31, 2021
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 413,487	€ 394,404	[1],[2]	€ 349,761
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	197,780	202,742		191,974
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	92,828	78,217		64,247
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	43,239	40,118		33,376
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	44,237	41,587		37,861
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	30,350	26,774		19,234
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	5,052	4,965		3,070
Demand Deposits [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	317,543	316,082		293,015
Demand Deposits [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	179,825	188,803		181,565
Demand Deposits [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	76,122	64,671		53,359
Demand Deposits [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	20,423	22,117		19,725
Demand Deposits [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	26,888	27,083		28,039
Demand Deposits [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	12,863	11,670		8,933
Demand Deposits [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,422	1,737		1,393
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	91,740	76,063		55,479
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	17,952	13,937		10,407
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	15,067	12,916		10,383
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	21,485	17,254		13,644
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	17,349	14,505		9,822
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	16,257	14,224		9,546
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	3,630	3,228		1,677
Repurchase Agreements [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	4,204	2,259		1,267
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	4	2		2
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,638	630		505
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,331	747		6
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	0	0		0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	1,231	880		754
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers	€ 0	€ 0		€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).